Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000127071 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000127071 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000127071 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127071 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127071 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127071 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127071 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127071 | 539830109 | Lockheed Martin Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127071 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127071 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127071 | Technology11135F101
Holdings [Line Items]
Percent of Total Investments	98.80%
C000127071 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000127071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127071 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127071 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000127071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000127071 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000127071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000127071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000127071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000127071 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000092837 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000092837 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092837 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092837 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092837 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092837 | 695156109 | Packaging Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092837 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000092837 | 539830109 | Lockheed Martin Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000092837 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092837 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092837 | Technology11135F101
Holdings [Line Items]
Percent of Total Investments	98.80%
C000092837 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092837 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000092837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000092837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000092837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%